Quarterly Report
March 31, 2020
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.9%
Aerospace – 4.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$619,779
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030 (n)	351,000	363,817
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	1,083,000	1,130,813
L3Harris Technologies, Inc., 2.9%, 12/15/2029	632,000	589,829
Lockheed Martin Corp., 3.55%, 1/15/2026	964,000	1,032,818
Northrop Grumman Corp., 2.55%, 10/15/2022	1,737,000	1,736,530
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,510,407
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,109,000	1,104,841
		$8,088,834
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$581,000	$608,913
Tapestry, Inc., 4.125%, 7/15/2027	836,000	712,024
		$1,320,937
Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.54% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	$110,478	$104,889
Greenwich Capital Commercial Funding Corp., 5.807%, 7/10/2038	53,673	53,324
JPMorgan Chase Commercial Mortgage Securities Corp., 5.775%, 7/15/2042 (n)	191,077	125,249
Lehman Brothers Commercial Conduit Mortgage Trust, 0.777%, 2/18/2030 (i)	21,070	0
		$283,462
Automotive – 3.1%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$717,000	$673,980
General Motors Co., 6.25%, 10/02/2043	1,257,000	992,653
Hyundai Capital America, 3%, 2/10/2027 (n)	1,274,000	1,180,898
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,151,578
Toyota Motor Credit Corp., 3.375%, 4/01/2030	847,000	855,275
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,153,000	967,062
		$5,821,446
Broadcasting – 0.8%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$361,131
Fox Corp., 4.03%, 1/25/2024	283,000	293,984
Fox Corp., 5.476%, 1/25/2039	708,000	820,454
		$1,475,569
Brokerage & Asset Managers – 1.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$625,000	$617,050
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,129,909
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	453,000	458,511
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	630,000	589,409
		$2,794,879
Building – 2.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$839,585
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	880,707
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	515,730
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	737,467
Masco Corp., 4.45%, 4/01/2025	560,000	557,269
Masco Corp., 4.375%, 4/01/2026	476,000	470,812
		$4,001,570

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 2.0%
Equinix, Inc., 2.625%, 11/18/2024	$838,000	$799,251
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	226,034
Fidelity National Information Services, Inc., 3%, 8/15/2026	1,167,000	1,176,498
Fiserv, Inc., 4.4%, 7/01/2049	711,000	752,433
MSCI, Inc., 4%, 11/15/2029 (n)	791,000	785,763
MSCI, Inc., 3.625%, 9/01/2030 (n)	119,000	112,901
		$3,852,880
Cable TV – 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$505,000	$599,401
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	383,000	413,374
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	783,888
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	342,840
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	292,000	297,840
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	360,025
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	602,851
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	896,712
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	366,061
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,551,113
		$6,214,105
Chemicals – 0.3%
Sherwin-Williams Co., 4.5%, 6/01/2047	$500,000	$535,034
Computer Software – 1.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,456,000	$1,432,983
VeriSign, Inc., 4.625%, 5/01/2023	763,000	761,092
		$2,194,075
Computer Software - Systems – 0.5%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$486,914
Apple, Inc., 4.25%, 2/09/2047	319,000	408,191
		$895,105
Conglomerates – 1.3%
Roper Technologies, Inc., 4.2%, 9/15/2028	$681,000	$732,510
Roper Technologies, Inc., 2.95%, 9/15/2029	450,000	446,635
United Technologies Corp., 4.125%, 11/16/2028	517,000	567,538
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	890,000	817,810
		$2,564,493
Consumer Products – 1.1%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$193,000	$208,791
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	1,876,000	1,905,987
		$2,114,778
Consumer Services – 3.8%
Booking Holdings, Inc., 3.65%, 3/15/2025	$283,000	$284,041
Booking Holdings, Inc., 3.6%, 6/01/2026	1,761,000	1,717,491
Booking Holdings, Inc., 3.55%, 3/15/2028	486,000	465,431
Experian Finance PLC, 2.75%, 3/08/2030 (n)	1,853,000	1,768,504
IHS Markit Ltd., 3.625%, 5/01/2024	310,000	308,032
IHS Markit Ltd., 4.25%, 5/01/2029	465,000	467,303
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,767,735
Western Union Co., 2.85%, 1/10/2025	495,000	492,595
		$7,271,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.9%
Ball Corp., 4%, 11/15/2023	$1,009,000	$1,016,567
Ball Corp., 4.875%, 3/15/2026	587,000	610,480
		$1,627,047
Electrical Equipment – 1.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,979,000	$1,848,210
Electronics – 3.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$2,494,000	$2,382,689
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	976,000	903,607
Broadcom, Inc., 4.25%, 4/15/2026 (n)	1,267,000	1,245,597
NVIDIA Corp., 2.85%, 4/01/2030	357,000	372,571
Texas Instruments, Inc., 2.25%, 9/04/2029	519,000	518,481
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	248,041
		$5,670,986
Energy - Integrated – 0.7%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$761,000	$740,696
Eni S.p.A., 4.25%, 5/09/2029 (n)	650,000	629,117
		$1,369,813
Financial Institutions – 1.9%
AerCap Ireland Capital DAC, 4.625%, 10/30/2020	$227,000	$220,202
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	434,000	373,140
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	1,576,000	1,220,361
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	499,293
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	621,000	487,008
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	920,550
		$3,720,554
Food & Beverages – 3.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$527,000	$530,509
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	665,274
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,619,980
Diageo Capital PLC, 2.375%, 10/24/2029	1,023,000	983,004
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	938,000	1,001,315
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	714,000	765,908
PepsiCo, Inc., 3.5%, 3/19/2040	457,000	511,242
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	618,351
		$6,695,583
Gaming & Lodging – 2.1%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$1,206,251
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	319,000	272,809
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	922,000	783,700
Las Vegas Sands Corp., 3.9%, 8/08/2029	250,000	215,461
Marriott International, Inc., 4%, 4/15/2028	1,749,000	1,616,824
		$4,095,045
Insurance – 0.7%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,022,009
American International Group, Inc., 4.5%, 7/16/2044	367,000	372,159
		$1,394,168
Insurance - Health – 1.3%
Centene Corp., 4.625%, 12/15/2029 (n)	$383,000	$384,915
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	2,011,316
		$2,396,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 3.6%
Aon Corp., 3.75%, 5/02/2029	$1,376,000	$1,450,038
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	856,734
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	343,366
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	874,000	804,094
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	743,000	688,777
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	795,737
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	740,000	831,224
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	488,800
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	589,190
		$6,847,960
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$515,000	$503,081
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	871,495
		$1,374,576
Major Banks – 13.4%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$1,232,000	$1,251,721
Bank of America Corp., 3.004%, 12/20/2023	739,000	753,925
Bank of America Corp., 4.125%, 1/22/2024	1,142,000	1,206,951
Bank of America Corp., 4.2%, 8/26/2024	1,434,000	1,525,223
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	362,070
Bank of America Corp., 6.1%, 12/29/2049	1,420,000	1,434,200
Bank of America Corp., 5.875%, 12/31/2059	936,000	948,486
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	990,695
JPMorgan Chase & Co., 3.25%, 9/23/2022	2,397,000	2,472,054
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	713,690
JPMorgan Chase & Co., 3.54%, 5/01/2028	1,709,000	1,758,659
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,272,881
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	1,221,000	1,275,945
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	487,356
Morgan Stanley, 3.622% to 4/1/2030, FLR (SOFR + 3.12%) to 4/01/2031	1,049,000	1,097,192
PNC Bank N.A., 2.7%, 10/22/2029	675,000	641,868
Royal Bank of Canada, 2.55%, 7/16/2024	2,936,000	2,985,514
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,861,000	1,863,397
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,501,931
Wells Fargo & Co., 3.75%, 1/24/2024	1,037,000	1,095,928
		$25,639,686
Medical & Health Technology & Services – 5.1%
Alcon, Inc., 3.8%, 9/23/2049 (n)	$247,000	$246,419
Becton, Dickinson and Co., 3.734%, 12/15/2024	161,000	165,039
Becton, Dickinson and Co., 4.685%, 12/15/2044	847,000	890,028
Becton, Dickinson and Co., 4.669%, 6/06/2047	955,000	1,029,081
Cigna Corp., 4.125%, 11/15/2025	945,000	1,010,841
Cigna Corp., 3.2%, 3/15/2040	263,000	243,354
HCA, Inc., 4.75%, 5/01/2023	910,000	932,293
HCA, Inc., 5.25%, 6/15/2026	978,000	1,025,696
HCA, Inc., 5.875%, 2/01/2029	472,000	499,140
HCA, Inc., 3.5%, 9/01/2030	192,000	174,185
HCA, Inc., 5.125%, 6/15/2039	207,000	213,588
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	856,000	875,260
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	934,826
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	1,021,935
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	561,116
		$9,822,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.9%
Abbott Laboratories, 4.75%, 11/30/2036	$836,000	$1,065,261
Boston Scientific Corp., 3.75%, 3/01/2026	548,000	574,691
Teleflex, Inc., 4.625%, 11/15/2027	125,000	124,862
		$1,764,814
Metals & Mining – 0.4%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$863,000	$795,133
Midstream – 4.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,549,010
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	204,000	177,480
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	512,000	382,490
Enterprise Products Operating LLC, 4.2%, 1/31/2050	724,000	690,741
Enterprise Products Operating LLC, 3.7%, 1/31/2051	1,201,000	1,059,123
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/2045	364,000	371,000
MPLX LP, 4.5%, 4/15/2038	744,000	580,948
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,365,041
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	122,080
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	261,487
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	414,000	351,773
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	876,058
		$7,787,231
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$69,000	$77,893
Municipals – 0.9%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$1,500,000	$1,789,485
Natural Gas - Distribution – 3.4%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,102,819
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	767,974
NiSource, Inc., 2.95%, 9/01/2029	1,371,000	1,300,842
NiSource, Inc., 5.65%, 2/01/2045	475,000	545,466
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,820,177
		$6,537,278
Network & Telecom – 0.7%
AT&T, Inc., 5.35%, 12/15/2043	$685,000	$788,901
AT&T, Inc., 5.15%, 11/15/2046	445,000	522,663
		$1,311,564
Oils – 2.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$910,000	$691,861
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,436,258
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,844,805
		$3,972,924
Other Banks & Diversified Financials – 0.8%
Branch Banking & Trust Co., 2.25%, 3/11/2030	$854,000	$780,858
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	760,000	754,098
		$1,534,956
Pharmaceuticals – 0.9%
Elanco Animal Health, Inc., 5.65%, 8/28/2028	$1,624,000	$1,712,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 1.3%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,219,981
Republic Services, Inc., 3.95%, 5/15/2028	1,100,000	1,189,274
		$2,409,255
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$400,000	$411,287
Real Estate - Other – 0.3%
Prologis, Inc., REIT, 2.25%, 4/15/2030	$637,000	$582,073
Real Estate - Retail – 0.6%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$1,317,000	$1,137,205
Restaurants – 0.1%
McDonald's Corp., 4.2%, 4/01/2050	$251,000	$280,755
Retailers – 2.7%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$500,000	$438,440
Best Buy Co., Inc., 4.45%, 10/01/2028	973,000	987,057
Dollar Tree, Inc., 4%, 5/15/2025	874,000	895,109
Dollar Tree, Inc., 4.2%, 5/15/2028	368,000	367,142
Home Depot, Inc., 3.3%, 4/15/2040	1,070,000	1,096,070
Home Depot, Inc., 4.875%, 2/15/2044	760,000	939,376
Target Corp., 2.65%, 9/15/2030	361,000	371,665
		$5,094,859
Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$656,000	$650,624
Telecommunications - Wireless – 3.4%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$372,898
American Tower Corp., REIT, 3%, 6/15/2023	1,049,000	1,050,379
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,027,065
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,126,117
American Tower Corp., REIT, 3.8%, 8/15/2029	553,000	559,802
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	490,007
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	881,273
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	358,217
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	544,626
		$6,410,384
Telephone Services – 0.5%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$959,000	$944,463
Transportation - Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$275,470
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	535,279
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	183,809
		$994,558
U.S. Treasury Obligations – 2.7%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$2,243,000	$3,195,574
U.S. Treasury Bonds, 3%, 2/15/2048	1,396,100	1,938,179
		$5,133,753

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 8.2%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$597,000	$670,479
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	195,000	220,825
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	1,013,814
Duke Energy Progress LLC, 3.45%, 3/15/2029	582,000	615,176
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	360,444
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	1,974,000	1,862,112
Enel Finance International N.V., 2.65%, 9/10/2024	1,734,000	1,654,946
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	471,000	477,726
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	460,000	469,119
Evergy, Inc., 2.9%, 9/15/2029	1,510,000	1,428,828
Eversource Energy, 2.9%, 10/01/2024	991,000	937,526
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,126,880
FirstEnergy Corp., 3.9%, 7/15/2027	707,000	718,191
FirstEnergy Corp., 3.4%, 3/01/2050	961,000	907,150
Georgia Power Co., 3.7%, 1/30/2050	128,000	132,483
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	1,283,000	1,312,793
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	629,891
Southern Co., 2.95%, 7/01/2023	440,000	442,618
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	573,497
		$15,554,498
Total Bonds		$188,818,219
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.28% (v)	1,092,303	$1,092,522

Other Assets, Less Liabilities – 0.5%		934,462
Net Assets – 100.0%		$190,845,203
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,092,522 and $188,818,219, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,103,665, representing 16.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	80	$17,630,625	June – 2020	$253,140
U.S. Treasury Ultra Bond	Long	USD	22	4,881,250	June – 2020	464,333
						$717,473
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	100	$13,868,750	June – 2020	$(548,636)
U.S. Treasury Ultra Note 10 yr	Short	USD	30	4,680,938	June – 2020	(264,477)
						$(813,113)
At March 31, 2020, the fund had liquid securities with an aggregate value of $94,030 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$5,133,753	$—	$5,133,753
Municipal Bonds	—	1,789,485	—	1,789,485
U.S. Corporate Bonds	—	150,887,661	—	150,887,661
Residential Mortgage-Backed Securities	—	77,893	—	77,893
Commercial Mortgage-Backed Securities	—	178,573	—	178,573
Asset-Backed Securities (including CDOs)	—	104,889	—	104,889
Foreign Bonds	—	30,645,965	—	30,645,965
Mutual Funds	1,092,522	—	—	1,092,522
Total	$1,092,522	$188,818,219	$—	$189,910,741
Other Financial Instruments
Futures Contracts – Assets	$717,473	$—	$—	$717,473
Futures Contracts – Liabilities	(813,113)	—	—	(813,113)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,381,121	$21,777,437	$25,066,400	$473	$(109)	$1,092,522
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,346	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.